Other Comprehensive Income	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Other Comprehensive Income	OTHER COMPREHENSIVE INCOME

Year ended December 31 (millions of dollars)	2022	2021
Gain on cash flow hedges (interest-rate swap agreements) (Notes 5, 17)[1]	10	12
Gain on transfer of other post-employment benefits (OPEB) (Note 19)	2	—
Other	7	4
	19	16
1 Includes $2 million after-tax realized gain (2021 - $8 million loss) and $3 million before-tax (2021 - $12 million loss) on cash flow hedges reclassified to financing charges.